Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 23, 2020
Entity Registrant Name	GMO Trust
Entity Central Index Key	0000772129
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 23, 2020
Document Effective Date	Oct. 25, 2020
Prospectus Date	Oct. 25, 2020
GMO-Usonian Japan Value Creation Fund | Class VI
Prospectus:
Trading Symbol	GMAHX